Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 3,218,093	₩ 2,358,914
Other accounts receivable	126,985	169,426
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,219,026	2,359,789
Other accounts receivable	127,192	171,204
Gross carrying amount [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,212,514	2,332,769
Other accounts receivable	123,919	166,067
Gross carrying amount [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,077	12,019
Other accounts receivable	1,357	1,000
Gross carrying amount [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	3,435	2,256
Other accounts receivable	156
Gross carrying amount [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		391
Other accounts receivable	168	201
Gross carrying amount [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		12,354
Other accounts receivable	1,592	3,936
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(933)	(875)
Other accounts receivable	(207)	(1,778)
Accumulated impairment [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(932)	(841)
Other accounts receivable	(191)	(1,721)
Accumulated impairment [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1)	(4)
Other accounts receivable		(9)
Accumulated impairment [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		(1)
Other accounts receivable	(2)
Accumulated impairment [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(2)	(1)
Accumulated impairment [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable		(29)
Other accounts receivable	₩ (12)	₩ (47)